Commitments and Contingencies (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum lease payments
2019	$ 14,647	¥ 100,708
2020	11,971	82,306
2021	10,863	74,687
2022	7,716	53,053
2023 and thereafter	678	4,664
Total	$ 45,875	¥ 315,418